Document and Entity Information	6 Months Ended
May 31, 2013
Document And Entity Information
Entity Registrant Name	TAP RESOURCES, INC.
Entity Central Index Key	0001407343
Document Type	S-1
Document Period End Date	May 31, 2013
Amendment Flag	true
Amendment Description	Amendment number one to Form S-1
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEET (Audited) (USD $)	May 31, 2013	Nov. 30, 2012
CURRENT ASSETS
Cash	$ 969	$ 969
TOTAL CURRENT ASSETS	969	969
TOTAL ASSETS	969	969
CURRENT LIABILITIES
Accounts payable and accrued liabilities	94,211	78,645
Loan from shareholders (Note 5)	50,002	50,002
TOTAL CURRENT LIABILITIES	144,213	128,647
TOTAL LIABILITIES	144,213	128,647
STOCKHOLDERS' DEFICIT
Capital stock (Note 7) Authorized 200,000,000 shares of common stock, $0.001 par value, Issued and outstanding 90,280,920 shares of common stock, $0.001 par value	90,281	90,281
Additional paid-in capital	36,896	36,896
Deficit accumulated during the exploration stage	(270,421)	(254,855)
TOTAL STOCKHOLDERS' DEFICIT	(143,244)	(127,678)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 969	$ 969

CONSOLIDATED BALANCE SHEET (Audited) (Parenthetical) (USD $)	May 31, 2013	Nov. 30, 2012
STOCKHOLDERS' DEFICIT
Common stock Par value	$ 0.001	$ 0.001
Common stock, Authorized	200,000,000	200,000,000
Common stock, Issued	90,280,920	90,280,920
Common stock, outstanding	90,280,920	90,280,920

CONSOLIDATED STATEMENT OF OPERATION (Audited) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	13 Months Ended
	May 31, 2012	May 31, 2013	May 31, 2013	Nov. 30, 2012	May 31, 2013
GENERAL AND ADMINISTRATIVE EXPENSES
Office and general	$ 19			$ 19	$ 19
Filing fees	1,500	1,781	1,781	4,139	5,920
Transfer agent		398	535	210	744
Professional fees		6,750	13,250	4,192	17,442
NET OPERATING LOSS	1,519	8,929	15,566	(8,560)	24,126
NET LOSS	$ (1,519)	$ (8,929)	$ (15,566)	$ (8,560)	$ (24,126)
BASIC LOSS PER COMMON SHARE	$ 0	$ 0	$ 0	$ 0
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING -BASIC	90,000,000	90,280,920	90,280,920	90,102,270

CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During The Exploration Stage	Total
Beginning balance, Amount at Apr. 26, 2012
Shares issued for cash - at $0.000 per share, April 27, 2012, Amount	$ 90,000		$ (89,910)	$ 90
Shares issued for cash - at $0.000 per share, April 27, 2012, Shares	90,000,000
Shares issued for as part of the share exchange agreement- September 12, 2012, recapitalization, Amount	281		(156,385)	(156,104)
Shares issued for as part of the share exchange agreement- September 12, 2012, recapitalization, Shares	280,920
Debt forgiveness former officers - November 1, 2012 (Note 6)		36,896		36,896
Net loss for the period			(8,560)	(8,560)
Ending balance, Amount at Nov. 30, 2012	90,281	36,896	(254,855)	(127,678)
Ending balance, Shares at Nov. 30, 2012	90,280,920
Net loss for the period			(15,566)	(15,566)
Ending balance, Amount at May. 31, 2013	$ 90,281	$ 36,896	$ (270,421)	$ (143,244)
Ending balance, Shares at May. 31, 2013	90,280,920

CONSOLIDATED STATEMENT OF CASH FLOW (Audited) (USD $)	1 Months Ended	6 Months Ended	7 Months Ended	13 Months Ended
	May 31, 2012	May 31, 2013	Nov. 30, 2012	May 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,519)	$ (15,566)	$ (8,560)	$ (24,126)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	1,500	15,566	7,018	22,584
NET CASH USED IN OPERATING ACTIVITIES	(19)		(1,542)	(1,542)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash assumed from share exchange agreement			511	511
NET CASH PROVIDED BY INVESTING ACTIVITIES			511	511
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds on sale of common stock	90		90	90
Related party advances	1,910		1,910	1,910
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,000		2,000	2,000
NET INCREASE (DECREASE) IN CASH	1,981		969	969
CASH, BEGINNING		969
CASH, ENDING	1,981	969	969	969
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the period for Interest
Cash paid during the period for Income taxes
NON CASH INVESTING AND FINANCING ACTIVITY
Accrued liabilities assumed from share exchange agreement			(71,627)	(71,627)
Related party loan assumed from share exchange agreement			(84,988)	(84,988)
Forgiveness of former officers loans			$ 36,896	$ 36,896

NATURE OF OPERATIONS AND BASIS OF PRESENTATION	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Nature Of Operations And Basis Of Presentation
NOTE 1 - NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Fresh Start Private Holdings, Inc. (the “Company”) was incorporated in the State of Nevada on November 1, 2006. On July 31, 2012 the Company changed its name to TAP RESOURCES, INC. We are an exploration stage company, with a mining exploration project (the “Marowijine Project”) in the Republic of Suriname that has not realized any revenues to date.

On September 12, 2012, the Company entered into a Share Exchange Agreement (the ‘Share Exchange Agreement”) which resulted in a Reverse Takeover with selling stockholders named in the prospectus, pursuant to which the Company offered and sold an aggregate of 90,000,000 shares of common stock to all the stockholders of Infinity Resources, Inc., a Nevada corporation (“Infinity”), incorporated in the State of Nevada, on April 27, 2012. The acquisition has been treated as a recapitalization of Tap Resources, Inc with Infinity Resources, Inc as the accounting acquirer in accordance with the Reverse Merger rules. As a result of the consummation of the Share Exchange Agreement Infinity became a wholly-owned subsidiary of the Company and the mineral exploration business of Infinity is now the primary business of the Company.

Fresh Start Private Holdings, Inc. (the “Company”) was incorporated in the State of Nevada on November 1, 2006. On July 31, 2012 the Company changed its name to TAP RESOURCES, INC.  We are an exploration stage company, with a mining exploration project (the “Marowijine Project”) in the Republic of Suriname that has not realized any revenues to date.

On September 12, 2012, the Company entered into a Share Exchange Agreement (the ‘Share Exchange Agreement”) which resulted in a Reverse Takeover with selling stockholders named in the prospectus, pursuant to which the Company offered and sold an aggregate of 90,000,000 shares of common stock to all the stockholders of Infinity Resources, Inc., a Nevada corporation (“Infinity”), incorporated in the State of Nevada, on April 27, 2012. The acquisition has been treated as a recapitalization of Tap Resources, Inc with Infinity Resources, Inc as the accounting acquirer in accordance with the Reverse Merger rules.  As a result of the consummation of the Share Exchange Agreement Infinity became a wholly-owned subsidiary of the Company and the mineral exploration business of Infinity is now the primary business of the Company.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Summary Of Significant Accounting Policies
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Going concern

To date the Company has generated no revenues from its business operations and has incurred operating losses since inception of $24,126. As at May 31, 2013, the Company has a working capital deficit of $143,244. The Company requires additional funding to meet its ongoing obligations and to fund anticipated operating losses. The ability of the Company to continue as a going concern is dependent on raising capital to fund its initial business plan and ultimately to attain profitable operations. Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern. The Company intends to continue to fund its mineral exploration business by way of private placements and advances from related parties as may be required. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

Unaudited Financial Statements

The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles for financial information and with the instructions to Form 10-Q. They do not include all information and footnotes required by United States generally accepted accounting principles for complete financial statements. However, except as disclosed herein, there has been no material changes in the information disclosed in the notes to the financial statements for the year ended November 30, 2012 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission. The unaudited financial statements should be read in conjunction with those financial statements included in the Form 10-K. In the opinion of Management, all adjustments considered necessary for a fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the six months ended May 31, 2013 are not necessarily indicative of the results that may be expected for the year ending November 30, 2013.

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes. The Company's bank accounts are deposited in insured institutions.

Basic Income (Loss) Per Share

The Company computes loss per share in accordance with “ASC-260,” “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive. As the company does not have any dilutive shares outstanding as on May 31, 2013, the accompanied financial statements present only basic loss per share.

Income Taxes

The Company follows the liability method of accounting for income taxes in accordance with FASB accounting standards for Accounting for Income Taxes and Accounting for Uncertainty in Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances. Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates expected to apply to the taxable income in the years in which those differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment or substantive enactment.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Mineral Property Expenditures

The Company is primarily engaged in the acquisition, exploration and development of mineral properties.

Mineral property acquisition costs are capitalized in accordance with FASB ASC 930-805, “Extractive Activities-Mining,” when management has determined that probable future benefits consisting of a contribution to future cash inflows have been identified and adequate financial resources are available or are expected to be available as required to meet the terms of property acquisition and budgeted exploration and development expenditures. Mineral property acquisition costs are expensed as incurred if the criteria for capitalization are not met. In the event that mineral property acquisition costs are paid with Company shares, those shares are recorded at the estimated fair value at the time the shares are due in accordance with the terms of the property agreements.

Mineral property exploration costs are expensed as incurred.

When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves and pre-feasibility, the costs incurred to develop such property are capitalized.

Estimated future removal and site restoration costs, when determinable are provided over the life of proven reserves on a units-of-production basis. Costs, which include production equipment removal and environmental remediation, are estimated each period by management based on current regulations, actual expenses incurred, and technology and industry standards. Any charge is included in exploration expense or the provision for depletion and depreciation during the period and the actual restoration expenditures are charged to the accumulated provision amounts as incurred.

As of the date of these financial statements, the Company has incurred only property option payments and exploration costs which have been expensed.

To date the Company has not established any proven or probable reserves on its mineral properties.

Asset Retirement Obligations

In accordance with accounting standards for asset retirement obligations (ASC 410), the Company records the fair value of a liability for an asset retirement obligation (ARO) when there is a legal obligation associated with the retirement of a tangible long-lived asset and the liability can be reasonably estimated. No ARO’s associated with legal obligations to retire oil and gas properties have been recognized, as indeterminate settlement dates for the asset retirements prevent estimation of the fair value of the associated ARO. The Company performs periodic reviews of its oil and gas properties long-lived assets for any changes in facts and circumstances that might require recognition of a retirement obligation.

Fair value of financial instruments

The estimated fair values of financial instruments were determined by management using available market information and appropriate valuation methodologies. The carrying amounts of financial instruments including cash approximate their fair value because of their short maturities.

Stock-based Compensation

The Company accounts for stock-based compensation issued to employees based on FASB accounting standard for Share Based Payment. It requires an entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award – the requisite service period (usually the vesting period). It requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost will be measured based on the fair value of the equity or liability instruments issued. The scope of the FASB accounting standard includes a wide range of share-based compensation arrangements including share options, restricted share plans, performance-based awards, share appreciation rights, and employee share purchase plans.

As at May 31, 2013, the Company had no stock-based compensation plans nor had it granted any stock options. Accordingly no stock-based compensation has been recorded to date.

Recent pronouncements

The Company has evaluated the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.

Going concern

To date the Company has generated no revenues from its business operations and has incurred operating losses since inception of $8,560.  As at November 30, 2012, the Company has a working capital deficit of $127,678.  The Company requires additional funding to meet its ongoing obligations and to fund anticipated operating losses.  The ability of the Company to continue as a going concern is dependent on raising capital to fund its initial business plan and ultimately to attain profitable operations.  Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern.  The Company intends to continue to fund its mineral exploration business by way of private placements and advances from related parties as may be required. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes. The Company's bank accounts are deposited in insured institutions.

Basic Income (Loss) Per Share

The Company computes loss per share in accordance with “ASC-260,” “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive. As the company does not have any dilutive shares outstanding as on November 30, 2012, the accompanied financial statements present only Basic loss per share.

Income Taxes

The Company follows the liability method of accounting for income taxes in accordance with FASB accounting standards for Accounting for Income Taxes and Accounting for Uncertainty in Income Taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances.  Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates expected to apply to the taxable income in the years in which those differences are expected to be recovered or settled.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment or substantive enactment.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Mineral Property Expenditures

The Company is primarily engaged in the acquisition, exploration and development of mineral properties.

Mineral property acquisition costs are capitalized in accordance with FASB ASC 930-805, “Extractive Activities-Mining,” when management has determined that probable future benefits consisting of a contribution to future cash inflows have been identified and adequate financial resources are available or are expected to be available as required to meet the terms of property acquisition and budgeted exploration and development expenditures.  Mineral property acquisition costs are expensed as incurred if the criteria for capitalization are not met.  In the event that mineral property acquisition costs are paid with Company shares, those shares are recorded at the estimated fair value at the time the shares are due in accordance with the terms of the property agreements.

Mineral property exploration costs are expensed as incurred.

When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves and pre-feasibility, the costs incurred to develop such property are capitalized.

Estimated future removal and site restoration costs, when determinable are provided over the life of proven reserves on a units-of-production basis.  Costs, which include production equipment removal and environmental remediation, are estimated each period by management based on current regulations, actual expenses incurred, and technology and industry standards.  Any charge is included in exploration expense or the provision for depletion and depreciation during the period and the actual restoration expenditures are charged to the accumulated provision amounts as incurred.

As of the date of these financial statements, the Company has incurred only property option payments and exploration costs which have been expensed.

To date the Company has not established any proven or probable reserves on its mineral properties.

Asset Retirement Obligations

In accordance with accounting standards for asset retirement obligations (ASC 410), the Company records the fair value of a liability for an asset retirement obligation (ARO) when there is a legal obligation associated with the retirement of a tangible long-lived asset and the liability can be reasonably estimated. No ARO’s associated with legal obligations to retire oil and gas properties have been recognized, as indeterminate settlement dates for the asset retirements prevent estimation of the fair value of the associated ARO. The Company performs periodic reviews of its oil and gas properties long-lived assets for any changes in facts and circumstances that might require recognition of a retirement obligation.

Fair value of financial instruments

The estimated fair values of financial instruments were determined by management using available market information and appropriate valuation methodologies. The carrying amounts of financial instruments including cash approximate their fair value because of their short maturities.

Stock-based Compensation

The Company accounts for stock-based compensation issued to employees based on FASB accounting standard for Share Based Payment. It requires an entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award – the requisite service period (usually the vesting period). It requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost will be measured based on the fair value of the equity or liability instruments issued.

The scope of the FASB accounting standard includes a wide range of share-based compensation arrangements including share options, restricted share plans, performance-based awards, share appreciation rights, and employee share purchase plans.

As at November 30, 2012 the Company had no stock-based compensation plans nor had it granted any stock options.  Accordingly no stock-based compensation has been recorded to date.

Recent pronouncements

The Company has evaluated the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.

ACQUISITION - INFINITY RESOURCES, INC.	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Acquisition - Infinity Resources Inc.
NOTE 3 - ACQUISITION - INFINITY RESOURCES, INC.

On September 12, 2012, the Company entered into a Share Exchange Agreement (the ‘Share Exchange Agreement”), which resulted in a Reverse Takeover, with selling stockholders named in the prospectus, pursuant to which the Company offered and sold an aggregate of 90,000,000 shares of common stock to all the stockholders of Infinity Resources, Inc., a Nevada corporation (“Infinity”), on a pro rata basis based upon their respective beneficial ownership interest in Infinity Resources, Inc., as consideration for all of the issued and outstanding shares of common stock of Infinity held by all the stockholders of Infinity. (Refer Note 7)

As a result of the consummation of the Share Exchange Agreement Infinity became a wholly-owned subsidiary of the Company and the mineral exploration business of Infinity is now the primary business of the Company, and the stockholders of Infinity immediately prior to the consummation of the Share Exchange Agreement now hold approximately 99.6% of the shares of common stock of the Company.

On September 12, 2012, the Company entered into a Share Exchange Agreement (the ‘Share Exchange Agreement”), which resulted in a Reverse Takeover, with selling stockholders named in the prospectus, pursuant to which the Company offered and sold an aggregate of 90,000,000 shares of common stock to all the stockholders of Infinity Resources, Inc., a Nevada corporation (“Infinity”), on a pro rata basis based upon their respective beneficial ownership interest in Infinity Resources, Inc., as consideration for all of the issued and outstanding shares of common stock of Infinity held by all the stockholders of Infinity. (Refer Note 7)

As a result of the consummation of the Share Exchange Agreement Infinity became a wholly-owned subsidiary of the Company and the mineral exploration business of Infinity is now the primary business of the Company, and the stockholders of Infinity immediately prior to the consummation of the Share Exchange Agreement now hold approximately 99.6% of the shares of common stock of the Company.

MAROWIJNE RIVER - MINERAL RIGHTS PARTNERSHIP AGREEMENT	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Marowijne River - Mineral Rights Partnership Agreement
NOTE 4 - MAROWIJNE RIVER - MINERAL RIGHTS PARTNERSHIP AGREEMENT

On May 30, 2012 Infinity Resources, Inc. (“Infinity”) entered in to a Mineral Rights Partnership Agreement with Surmi Company N.V. (“Surmi”) to acquire the exclusive right and option to an undivided 100% of the right, title and interest in and the property located in the district of Sipaliwini, along the left bank of Marowijine River in the Brokopondo mining district of Suriname, South America, under the following payment terms;

(a)	Infinity, or its permitted assigns, incurring exploration expenditures on the Claims of a minimum of $100,000 on or before December 31, 2013 ( first payment extended from March 31, 2013 to June 1, 2013 and to December 31, 2013); and
(b)	Infinity, or its permitted assigns, incurring exploration expenditures on the Claims of a further $125,000 on or before December 31, 2013; and
(c)	Infinity, or its permitted assigns, incurring exploration expenditures on the Claims of a further $125,000 on or before December 31, 2014.
(d)	Infinity further agrees to pay Surmi, commencing January 1, 2013 (first payment extended to December 31, 2013), the sum of $25,000 per annum for so long as Infinity, or its permitted assigns, holds any interest in the Claims.

On May 30, 2012 Infinity Resources, Inc. (“Infinity”) entered in to a Mineral Rights Partnership Agreement with Surmi Company N.V. (“Surmi”) to acquire the exclusive right and option to an undivided 100% of the right, title and interest in and the property located in the district of Sipaliwini, along the left bank of Marowijine River in the Brokopondo mining district of Suriname, South America, under the following payment terms;

(a)	Infinity, or its permitted assigns, incurring exploration expenditures on the Claims of a minimum of $100,000 on or before December 31, 2012 ( first payment extended to June 1, 2013); and
(b)	Infinity, or its permitted assigns, incurring exploration expenditures on the Claims of a further $125,000 on or before December 31, 2013; and
(c)	Infinity, or its permitted assigns, incurring exploration expenditures on the Claims of a further $125,000 on or before December 31, 2014.
(d)	Infinity further agrees to pay Surmi, commencing January 1, 2013 (first payment extended to June 1, 2013), the sum of $25,000 per annum for so long as Infinity, or its permitted assigns, holds any interest in the Claims.

DUE TO RELATED PARTY	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Due To Related Party
NOTE 5 - DUE TO RELATED PARTY	The Company has received $50,002 as a loan from two shareholders of the Company as of May 31, 2013. The loans ($48,092 and $1,910) are unsecured, payable on demand and bear no interest.	The Company has received $50,002 as a loan from two shareholders of the Company. The loans ($48,092 and $1,910) are unsecured, payable on demand and bear no interest.

LOANS PAYABLE	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Loans Payable [Abstract]
NOTE 6 - LOANS PAYABLE

On November 1, 2012, two former officers forgave all debts owing to them by the Company for all advances/shareholder loans totalling $36,896. All these sums are reflected as a credit to additional-paid-in-capital.

On November 1, 2012, former officers of the Company forgave all debts owing to them by the Company for all advances/shareholders loans totalling $36,896.  All these sums are reflected as a credit to additional-paid-in-capital.

CAPITAL STOCK	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Capital Stock
NOTE 7 - CAPITAL STOCK

On April 27, 2012 Infinity issued 90,000,000 common shares at a price less than par value which resulted in reduction in retained earnings by $89,910.

On September 12, 2012, the Company entered into a Share Exchange Agreement (the ‘Share Exchange Agreement”) with selling stockholders named in the prospectus, pursuant to which the Company offered and sold an aggregate of 90,000,000 shares of common stock to all the stockholders of Infinity Resources, Inc., a Nevada corporation (“Infinity”). As a result of the Reverse Merger with Infinity Resources Inc., Tap Resources, Inc. carried forward 280,920 commons shares, valued at $156,105 in net liabilities assumed of Tap Resources, Inc. prior to September 12, 2012. The net liabilities consisted of $511 in cash, $71,628 in accrued liabilities, $48,092 in related party advances and $36,896 in advances which were subsequently forgiven by the former officers, (see below).

On November 1, 2012, two third party lenders of the Company forgave all debts owing to them by the Company for all advances totalling $36,896. All these sums are reflected as a credit to additional-paid-in-capital.

On April 27, 2012 Infinity issued 90,000,000 common shares at a price less than par which resulted in reduction in retained earnings by $89,910.

On September 12, 2012, the Company entered into a Share Exchange Agreement (the ‘Share Exchange Agreement”) with selling stockholders named in the prospectus, pursuant to which the Company offered and sold an aggregate of 90,000,000 shares of common stock to all the stockholders of Infinity Resources, Inc., a Nevada corporation (“Infinity”). As a result of the Reverse Merger with Infinity Resources Inc., Tap Resources, Inc. carried forward 280,920 commons shares, valued at $156,105 in net liabilities assumed of Tap Resources, Inc. prior to September 12, 2012. The net liabilities consisted of $511 in cash, $71,627 in accrued liabilities, $48,092 in related party advances and $36,896 in advances which were subsequently forgiven by the officers (see below).

On November 1, 2012, two third party lenders of the Company forgave all debts owing to them by the Company for all advances totalling $36,896. All these sums are reflected as a credit to additional-paid-in-capital.

INCOME TAXES	7 Months Ended
Nov. 30, 2012
Income Taxes
NOTE 8 - INCOME TAXES

For the years ended November 30, 2012, the Company incurred net operating losses and, accordingly, no provision for income taxes has been recorded. In addition, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. At November 30, 2012, the Company had approximately $8,560 of federal and state net operating losses. The net operating loss carry forwards, if not utilized, will begin to expire in 2026. The provision for income taxes consisted of the following components for the years ended November 30:

Components of net deferred tax assets, including a valuation allowance, are as follows at November 30:

November 30
2012
Deferred tax assets:
Net operating loss carry forwards	$2,996
Valuation allowance	(2,996)
Total deferred tax assets	$-

The valuation allowance for deferred tax assets as of November 30, 2012 was $2,996. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of November 30, 2012 and recorded a full valuation allowance.

Reconciliation between the statutory rate and the effective tax rate is as follows at November 30:

	2012
Federal statutory tax rate	(35.0	) %
Permanent difference and other	35.0%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Summary Of Significant Accounting Policies Policies
Going concern

To date the Company has generated no revenues from its business operations and has incurred operating losses since inception of $24,126. As at May 31, 2013, the Company has a working capital deficit of $143,244. The Company requires additional funding to meet its ongoing obligations and to fund anticipated operating losses. The ability of the Company to continue as a going concern is dependent on raising capital to fund its initial business plan and ultimately to attain profitable operations. Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern. The Company intends to continue to fund its mineral exploration business by way of private placements and advances from related parties as may be required. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

To date the Company has generated no revenues from its business operations and has incurred operating losses since inception of $8,560.  As at November 30, 2012, the Company has a working capital deficit of $127,678.  The Company requires additional funding to meet its ongoing obligations and to fund anticipated operating losses.  The ability of the Company to continue as a going concern is dependent on raising capital to fund its initial business plan and ultimately to attain profitable operations.  Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern.  The Company intends to continue to fund its mineral exploration business by way of private placements and advances from related parties as may be required. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

Unaudited Financial Statements

The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles for financial information and with the instructions to Form 10-Q. They do not include all information and footnotes required by United States generally accepted accounting principles for complete financial statements. However, except as disclosed herein, there has been no material changes in the information disclosed in the notes to the financial statements for the year ended November 30, 2012 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission. The unaudited financial statements should be read in conjunction with those financial statements included in the Form 10-K. In the opinion of Management, all adjustments considered necessary for a fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the six months ended May 31, 2013 are not necessarily indicative of the results that may be expected for the year ending November 30, 2013.

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes. The Company's bank accounts are deposited in insured institutions.

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes. The Company's bank accounts are deposited in insured institutions.

Basic Income (Loss) Per Share

The Company computes loss per share in accordance with “ASC-260,” “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive. As the company does not have any dilutive shares outstanding as on May 31, 2013, the accompanied financial statements present only basic loss per share.

 The Company computes loss per share in accordance with “ASC-260,” “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive. As the company does not have any dilutive shares outstanding as on November 30, 2012, the accompanied financial statements present only Basic loss per share.

Income Taxes

The Company follows the liability method of accounting for income taxes in accordance with FASB accounting standards for Accounting for Income Taxes and Accounting for Uncertainty in Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances. Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates expected to apply to the taxable income in the years in which those differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment or substantive enactment.

The Company follows the liability method of accounting for income taxes in accordance with FASB accounting standards for Accounting for Income Taxes and Accounting for Uncertainty in Income Taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances.  Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates expected to apply to the taxable income in the years in which those differences are expected to be recovered or settled.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment or substantive enactment.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Mineral Property Expenditures

The Company is primarily engaged in the acquisition, exploration and development of mineral properties.

Mineral property acquisition costs are capitalized in accordance with FASB ASC 930-805, “Extractive Activities-Mining,” when management has determined that probable future benefits consisting of a contribution to future cash inflows have been identified and adequate financial resources are available or are expected to be available as required to meet the terms of property acquisition and budgeted exploration and development expenditures. Mineral property acquisition costs are expensed as incurred if the criteria for capitalization are not met. In the event that mineral property acquisition costs are paid with Company shares, those shares are recorded at the estimated fair value at the time the shares are due in accordance with the terms of the property agreements.

Mineral property exploration costs are expensed as incurred.

When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves and pre-feasibility, the costs incurred to develop such property are capitalized.

Estimated future removal and site restoration costs, when determinable are provided over the life of proven reserves on a units-of-production basis. Costs, which include production equipment removal and environmental remediation, are estimated each period by management based on current regulations, actual expenses incurred, and technology and industry standards. Any charge is included in exploration expense or the provision for depletion and depreciation during the period and the actual restoration expenditures are charged to the accumulated provision amounts as incurred.

As of the date of these financial statements, the Company has incurred only property option payments and exploration costs which have been expensed.

To date the Company has not established any proven or probable reserves on its mineral properties.

The Company is primarily engaged in the acquisition, exploration and development of mineral properties.

Mineral property acquisition costs are capitalized in accordance with FASB ASC 930-805, “Extractive Activities-Mining,” when management has determined that probable future benefits consisting of a contribution to future cash inflows have been identified and adequate financial resources are available or are expected to be available as required to meet the terms of property acquisition and budgeted exploration and development expenditures.  Mineral property acquisition costs are expensed as incurred if the criteria for capitalization are not met.  In the event that mineral property acquisition costs are paid with Company shares, those shares are recorded at the estimated fair value at the time the shares are due in accordance with the terms of the property agreements.

Mineral property exploration costs are expensed as incurred.

When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves and pre-feasibility, the costs incurred to develop such property are capitalized.

Estimated future removal and site restoration costs, when determinable are provided over the life of proven reserves on a units-of-production basis.  Costs, which include production equipment removal and environmental remediation, are estimated each period by management based on current regulations, actual expenses incurred, and technology and industry standards.  Any charge is included in exploration expense or the provision for depletion and depreciation during the period and the actual restoration expenditures are charged to the accumulated provision amounts as incurred.

As of the date of these financial statements, the Company has incurred only property option payments and exploration costs which have been expensed.

To date the Company has not established any proven or probable reserves on its mineral properties.

Asset Retirement Obligations

In accordance with accounting standards for asset retirement obligations (ASC 410), the Company records the fair value of a liability for an asset retirement obligation (ARO) when there is a legal obligation associated with the retirement of a tangible long-lived asset and the liability can be reasonably estimated. No ARO’s associated with legal obligations to retire oil and gas properties have been recognized, as indeterminate settlement dates for the asset retirements prevent estimation of the fair value of the associated ARO. The Company performs periodic reviews of its oil and gas properties long-lived assets for any changes in facts and circumstances that might require recognition of a retirement obligation.

In accordance with accounting standards for asset retirement obligations (ASC 410), the Company records the fair value of a liability for an asset retirement obligation (ARO) when there is a legal obligation associated with the retirement of a tangible long-lived asset and the liability can be reasonably estimated. No ARO’s associated with legal obligations to retire oil and gas properties have been recognized, as indeterminate settlement dates for the asset retirements prevent estimation of the fair value of the associated ARO. The Company performs periodic reviews of its oil and gas properties long-lived assets for any changes in facts and circumstances that might require recognition of a retirement obligation.

Fair value of financial instruments

The estimated fair values of financial instruments were determined by management using available market information and appropriate valuation methodologies. The carrying amounts of financial instruments including cash approximate their fair value because of their short maturities.

The estimated fair values of financial instruments were determined by management using available market information and appropriate valuation methodologies. The carrying amounts of financial instruments including cash approximate their fair value because of their short maturities.

Stock-based Compensation

The Company accounts for stock-based compensation issued to employees based on FASB accounting standard for Share Based Payment. It requires an entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award – the requisite service period (usually the vesting period). It requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost will be measured based on the fair value of the equity or liability instruments issued. The scope of the FASB accounting standard includes a wide range of share-based compensation arrangements including share options, restricted share plans, performance-based awards, share appreciation rights, and employee share purchase plans.

As at May 31, 2013, the Company had no stock-based compensation plans nor had it granted any stock options. Accordingly no stock-based compensation has been recorded to date.

The Company accounts for stock-based compensation issued to employees based on FASB accounting standard for Share Based Payment. It requires an entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award – the requisite service period (usually the vesting period). It requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost will be measured based on the fair value of the equity or liability instruments issued.

The scope of the FASB accounting standard includes a wide range of share-based compensation arrangements including share options, restricted share plans, performance-based awards, share appreciation rights, and employee share purchase plans.

As at November 30, 2012 the Company had no stock-based compensation plans nor had it granted any stock options.  Accordingly no stock-based compensation has been recorded to date.

Recent pronouncements	The Company has evaluated the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.	The Company has evaluated the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.

INCOME TAXES (Tables)	7 Months Ended
Nov. 30, 2012
Income Taxes Tables
Components of net deferred tax assets, including a valuation allowance

Components of net deferred tax assets, including a valuation allowance, are as follows at November 30:

November 30
2012
Deferred tax assets:
Net operating loss carry forwards	$2,996
Valuation allowance	(2,996)
Total deferred tax assets	$-

Reconciliation between the statutory rate and the effective tax rate	Reconciliation between the statutory rate and the effective tax rate is as follows at November 30:
	2012
Federal statutory tax rate	(35.0	) %
Permanent difference and other	35.0%

NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative)	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Nature Of Operations And Basis Of Presentation Details Narrative
State of incorporation	State of Nevada	State of Nevada
Date of incorporation	Nov 1, 2006	Nov 1, 2006

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Summary Of Significant Accounting Policies Details Narrative
Operating losses		$ 8,560
Working capital deficit	$ 143,244	$ 127,678

DUE TO RELATED PARTY (Details Narrative) (USD $)	May 31, 2013	Nov. 30, 2012
Due To Related Party Details Narrative
Loan from shareholders of the Company	$ 50,002	$ 50,002

LOANS PAYABLE (Details Narrative) (USD $)	1 Months Ended	6 Months Ended	7 Months Ended	13 Months Ended
	May 31, 2012	May 31, 2013	Nov. 30, 2012	May 31, 2013	Nov. 01, 2012 Number
Loans Payable Details Narrative
Forgiveness of related party loans			$ 36,896	$ 36,896
Number of former officers forgave all debts owing to them by the Company for all advances/shareholders loans					2
Advances/shareholder loans forgave by former officers					$ 36,896

CAPITAL STOCK (Details Narrative) (USD $)	May 31, 2013	Nov. 30, 2012	Nov. 01, 2012	Apr. 30, 2012 Infinity Resources, Inc [Member]	Sep. 12, 2012 Infinity Resources, Inc [Member] Share Exchange Agreement [Member]
Common stock, Issued	90,280,920	90,280,920		90,000,000
Reduction in retained earnings				$ 89,910
Offered and sold Common Stock					90,000,000
Carried forward of commons shares					280,920
Net liabilities assumed					156,105
Cash assumed liabilities					511
Accrued liabilities					71,628
Related party advances and in advances which were subsequently forgiven by the former officers					36,896
Advances/shareholders loans forgave by former officers			$ 36,896

INCOME TAXES (Details) (USD $)	Nov. 30, 2012
Deferred tax assets:
Net operating loss carry forwards	$ 2,996
Valuation allowance	(2,996)
Total deferred tax assets

INCOME TAXES (Details 1)	7 Months Ended
Nov. 30, 2012
Income Taxes Details 1
Federal statutory tax rate	(35.00%)
Permanent difference and other	35.00%

INCOME TAXES (Details Narrative) (USD $)	7 Months Ended
Nov. 30, 2012
Income Taxes Details Narrative
Federal and state net operating losses	$ 8,560
Deferred tax assets	$ 2,996